Standards issued but not yet effective	12 Months Ended
Dec. 31, 2017
Standards Issued But Not Yet Effective
Standards issued but not yet effective
4.	Standards issued but not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective:

-	IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Group plans to adopt the new standard on the required effective date and will not restate comparative information. During 2017, the Group has performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Group in 2018 when the Group will adopt IFRS 9. The Group expects an impact on its consolidated financial statements for the fair value valuation of its available for sale financial investments as, an increase on assets and equity, as follows:

(a)	Classification and measurement

The Group expects a significant impact on its balance sheet and equity on applying the classification and measurement requirements of IFRS 9. It expects to continue measuring at fair value all financial assets currently held at fair value. Equity shares without an active market currently recognized as available-for-sale (AFS) at cost for S/21,206,000 will, instead, be measured at fair value through other comprehensive income (OCI), which will increase volatility in OCI. The impact of the change in measurement of AFS through OCI, has been estimated in S/4,002,000.

Loans as well as trade receivables are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Group analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9. Therefore, reclassification for these instruments is not required.

(b)	Impairment

IFRS 9 requires the Group to record expected credit losses on all of its debt securities, loans and trade receivables, either on a 12-month or lifetime basis. The Group will apply the simplified approach and record lifetime expected losses on all trade receivables. The Group has determined that, due to the nature of its loans and receivables, the loss allowance will be immaterial.

(c)	Hedge accounting

The Group determined that all existing hedge relationships that are currently designated in effective hedging relationships will continue to qualify for hedge accounting under IFRS 9. The Group has chosen not to retrospectively apply IFRS 9 on transition to the hedges where the Group excluded the forward points from the hedge designation under IAS 39. As IFRS 9 does not change the general principles of how an entity accounts for effective hedges, applying the hedging requirements of IFRS 9 will not have a significant impact on Group’s financial statements.

(d)	Other adjustments

In addition to the adjustments described above, on adoption of IFRS 9, other items of the primary financial statements such as deferred taxes, assets held for sale and liabilities associated with them, will be adjusted as necessary.

In summary, the impact of IFRS 9 adoption is expected to be, as follows:

S/(000)

Assets -
Available for sale financial investments	5,677
Deferred income tax liability	(1,675)

4,002

Liability and equity -
Other comprehensive income	4,002

4,002

-	IFRS 15 Revenue from Contracts with Customers

IFRS 15, issued in May 2014 and amended in April 2016, establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after January 1, 2018.

The Group plans to adopt the new standard on the required effective date using the full retrospective method. During 2016, the Group performed a preliminary assessment of the impact of IFRS 15, which was continued with a more detailed analysis completed in 2017.

The Group is in the business of production and commercialization of cement, blocks, concrete and quicklime, as well as the commercialization of construction supplies. These goods are sold in identified contracts with customers.

(a)	Sale of goods

For contracts with customers in which the sale of goods is expected to be the only performance obligation, adoption of IFRS 15 is not expected to have any impact on the Group’s revenue and profit or loss. The Group expects the revenue recognition to occur at a point in time when control of the asset is transferred to the customer, generally on delivery of the goods.

In preparing to implement the requirements of IFRS 15, the Group is considering the following:

Variable consideration -

Some contracts with customers provide return rights and trade discounts or volume discounts.

If revenue cannot be reliably measured, the Group defers revenue recognition until the uncertainty is resolved. Such provisions give rise to variable consideration under IFRS 15, and will be required to be estimated at contract inception and updated thereafter.

IFRS 15 requires the estimated variable consideration to be constrained to prevent over-recognition of revenue. The Group expects that application of the constraint will result in more revenue being deferred than under current IFRS.

(i)	Commercial agreements –

The Group has commercial agreements for the sale of its products with certain customers. In accordance with the current accounting policy, the Group recognizes these payments as a debit in the caption “Selling and distribution expenses” with credit in the caption “Trade and other payables”.

In accordance with IFRS 15, contract combination criteria should be used if they are negotiated as a package with a single commercial objective. The Company applied the requirements of IFRS 15 and concluded that in 2017 it would be necessary to make an adjustment as follows: the revenue from the sale of cement and the selling and distribution expenses would both decrease by S/2,898,000.

(ii)	Loyalty programe –

Under IFRIC 13 Customer Loyalty Programes, the loyalty program offered by the Group in the sale of cement results in the allocation of part of the price of the transaction to the loyalty program using the fair value of the points issued and the recognition of deferred revenue in relation to the points issued but not yet redeemed or expired. The Group concluded that under IFRS 15 the loyalty programe gives rise to a separate performance obligation, since it generally provides a material right to the customer. According to IFRS 15, the Group will need to allocate a portion of the transaction price to the loyalty programe based on the relative stand-alone selling price, instead of the allocation using the fair value of points issued, as it is done in accordance with IFRIC 13. The Group determined that less revenue should be attributed to the goods sold compared to the existing accounting policy.

When IFRS 15 is adopted, the following adjustments are expected to the current fiscal year: the revenue from the sale of cement and the selling and distribution expenses would both decrease by S/1,819,000.

(b)	Rendering of services

Transportation services are provide in the business of production and commercialization of cement, blocks, concrete and quicklime. These services are rendered together with the sale of goods to customers.

Under the current policy, the Group registers transportation services as separate benefits from sales of goods when they are sold together. The consideration of the transportation services is differentiated from the consideration for the sale of goods, and is assigned using prices list of each operation.

Under IFRS 15, allocation will be made based on relative stand-alone selling prices. Hence, the allocation of the consideration would not be affected.

The Group concluded that the transportation services are satisfied over time given that the customer simultaneously receives and consumes the benefits provided by the Group. Consequently, under IFRS 15 the Group would continue to recognize revenue for these service in conjunction with the revenue from the sale of goods.

(c)	Presentation requirements and disclosures –

The presentation and disclosure requirements in IFRS 15 are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and significantly increases the volume of disclosures required in the Group’s financial statements. Many of the disclosure requirements in IFRS 15 are new and the Group has assessed that the impact of some of these disclosures requirements will be significant. In particular, the Group expects that the notes to the financial statements will be expanded because of the disclosure of significant judgments made: when determining the transaction price of those contracts that include variable consideration, how the transaction price has been allocated to the performance obligations, and the assumptions made to estimate the stand-alone selling prices of each performance obligation. In addition, as required by IFRS 15, the Group will disaggregate revenue recognized from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. It will also disclose information about the relationship between the disclosure of disaggregated revenue and revenue information disclosed for each reportable segment. In 2017 the Group continued testing of appropriate systems, internal controls, policies and procedures necessary to collect and disclose the required information.

(d)	Other adjustments

In addition to the major adjustments described above, on adoption of IFRS 15, other items of the primary financial statements such as deferred taxes, will be affected and adjusted as necessary. The recognition and measurement requirements in IFRS 15 are also applicable for recognition and measurement of any gains or losses on disposal of non-financial assets (such as items of property and equipment and intangible assets), when that disposal is not in the ordinary course of business. However, on transition, the effect of these changes is not expected to be material for the Group.

In summary, the impact of IFRS 15 adoption is expected to be, as follows:

Impact on equity (increase/(decrease)) as December 31, 2017:

S/(000)

Sales of goods	(4,717,000)
Selling and distribution expenses	4,717,000

Net impact on profit for the year	—

Attributable to
Equity holders of the parent	(4,717,000)
Non-controlling interests	—

(4,717,000)

The profit per share will not be affected by the adoption of IFRS 15.

-	IFRS 16 Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain exemptions.

In 2018, the Group will continue to assess the potential effect of IFRS 16 on its consolidated financial statements.

-	IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the transaction date for each payment or receipt of advance consideration. Entities may apply the amendments on a fully retrospective basis. Alternatively, an entity may apply the Interpretation prospectively to all assets, expenses and income in its scope that are initially recognized on or after:

(i)	The beginning of the reporting period in which the entity first applies the interpretation, or

(ii)	The beginning of a prior reporting period presented as comparative information in the financial statements of the reporting period in which the entity first applies the interpretation.

The Interpretation is effective for annual periods beginning on or after January 1, 2018. Early application of interpretation is permitted and must be disclosed. However, since the Group’s current practice is in line with the Interpretation, the Group does not expect any effect on its consolidated financial statements.

-	IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

-	Whether an entity considers uncertain tax treatments separately

-	The assumptions an entity makes about the examination of tax treatments by taxation authorities

-	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

-	How an entity considers changes in facts and circumstances

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition exemptions are available. The Group will apply interpretation from its effective date. Since the Group operates in a complex tax environment, applying the Interpretation may affect its consolidated financial statements and the required disclosures. In addition, the Group may need to establish processes and procedures to obtain information that is necessary to apply the Interpretation on a timely basis.

-	Annual Improvements 2014-2016 Cycle (issued in December 2016)

These improvements include:

IFRS 1 First-time Adoption of International Financial Reporting Standards - Deletion of short-term exemptions for first-time adopters - Short-term exemptions in paragraphs E3–E7 of IFRS 1 were deleted because they have now served their intended purpose. The amendment is effective from January 1, 2018. This amendment is not applicable to the Group.

IAS 28 Investments in Associates and Joint Ventures - Clarification that measuring investees at fair value through profit or loss is an investment-by-investment choice. The amendments clarify that:

-	An entity that is a venture capital organization, or other qualifying entity, may elect, at initial recognition on an investment-by-investment basis, to measure its investments in associates and joint ventures at fair value through profit or loss. This election can be made separately for each investment.

-	If an entity, that is not itself an investment entity, has an interest in an associate or joint venture that is an investment entity, the entity may, when applying the equity method, elect to retain the fair value measurement applied by that investment entity associate or joint venture to the investment entity associate’s or joint venture’s interests in subsidiaries. This election is made separately for each investment entity associate or joint venture, at the later of the date on which: (a) the investment entity associate or joint venture is initially recognized; (b) the associate or joint venture becomes an investment entity; and (c) the investment entity associate or joint venture first becomes a parent.

The amendments should be applied retrospectively and are effective from January 1, 2018, with earlier application permitted. If an entity applies those amendments for an earlier period, it must disclose that fact.

These amendments are not applicable to the Group.

-	Annual improvements to IFRS - 2015-2017 Cycle

The IASB has made the following amendments to the rules:

IFRS 3 Business Combinations – Interest previously held in a joint operation

These amendments clarify that, when an entity obtains control of a business that was previously a joint operation, it must apply the requirements of the business combinations carried out in stages, reassessing the fair value of the shares previously held in the assets and liabilities of the joint operation. These changes will be applied to business combinations whose acquisition date is in the periods beginning on January 1, 2019 or later, allowing early application.

IFRS 11 Joint arrangements - Units previously held in a joint operation

These amendments clarify that, when an entity participates, but has no control, in a joint operation and obtains joint control of that joint operation, which is a business in accordance with IFRS 3, it will not revalue previously held participation in the assets and liabilities of the joint operation to fair value. These modifications will be applied to transactions in which joint control is obtained for the periods beginning on or after January 1, 2019, allowing early application.

IAS 12 Income tax - Consequences of payments of financial instruments classified in equity

The amendments clarify that the tax consequences of the dividends depend more on the transactions or past events that generated that distributable profit than on the distribution to the owners. Therefore, an entity recognizes the tax consequences of a dividend in results, in other comprehensive income or in equity depending on how the entity recorded those transactions or past events. These modifications will be applied to the periods beginning on January 1, 2019 or later, allowing early application. When an entity applies these amendments for the first time, it will do so from the start date of the oldest comparative period.

IAS 23 Interest costs - Capitalized interest costs

The amendments clarify that an entity considers part of its general interest costs any interest costs originally incurred to develop a qualified asset when substantially all the activities necessary to prepare the asset for its use or sale have been completed. These modifications will be applied to the interest costs incurred in the periods beginning on January 1, 2019 or later, allowing early application.

Amendments to IAS 28 - Long-term investments in associates and joint arrangements

These amendments clarify that an entity must apply IFRS 9 Financial Instruments to long-term investments in associates or joint arrangements to which the equity method is not applied, but which in substance form part of the net investment in the associate or in the joint agreement. This clarification is relevant, since it implies that the expected credit loss model of IFRS 9 must be applied to said investments. It is also clarified that, when applying IFRS 9, the entity will not take into account any loss of the associate or the joint arrangement or any impairment loss of the net investment that was recorded as an adjustment to the net investment in the associate or in the joint agreement for the application of IAS 28 Investments in associates and joint agreements. The amendments include an example that illustrates how entities should apply the requirements of IAS 28 and IFRS 9 to these long-term investments. These modifications will be applied retroactively, with certain exceptions, to the periods beginning on January 1, 2019 or later, allowing early application.

Modifications to IAS 40 - Transfers of investment properties

The amendments clarify when an entity should transfer real estate, including those that are under construction or development, from or to investment properties. The modifications establish that the change of use occurs when the property meets, or fails to meet, the definition of investment property and there is evidence of such change in use. A mere change in management intentions does not provide evidence of change of use. Entities must apply the changes prospectively to changes in use that occur on or after the beginning of the year in which the entity applies the amendments for the first time. An entity should reassess the classification of property held on that date and, if applicable, reclassify the property to reflect the conditions existing on that date. The retroactive application in accordance with IAS 8 is only permitted if it is possible to do so without using information obtained subsequently. These modifications are effective for the periods beginning on January 1, 2018 or later, allowing early application. The Group will apply these modifications when they come into force. However, given that the Group’s current practice is in line with the clarifications issued, the Group does not expect any effect in its consolidated financial statements.